Average Annual Total Returns - Direxion Daily Financial Bear 3X Shares	Direxion Daily Financial Bear 3X Shares 1 Year	Direxion Daily Financial Bear 3X Shares 5 Years	Direxion Daily Financial Bear 3X Shares 10 Years	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Financial Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(73.83%)	(48.60%)	(46.41%)	(73.83%)	(48.68%)	(46.46%)	(43.70%)	(23.28%)	(13.32%)	7.23%	13.30%	12.40%